SIGNIFICANT ACCOUNTING POLICIES - Subsidiaries (Details) - COP ($) $ in Millions		12 Months Ended
	Jul. 27, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 04, 2022
Trust rights of the Nomad Salitre
SIGNIFICANT ACCOUNTING POLICIES
Percentage of trust rights held					100.00%
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Trust	Trust	Trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.81%	98.81%	98.81%
Banca de Inversion Bancolombia S.A. Corporacion Financiera
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Investment banking	Investment banking	Investment banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Securities brokerage	Securities brokerage	Securities brokerage
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Wompi S.A.S. (Before Vlipco S.A.S.)
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia
BUSINESS		Technology services provider	Technology services provider
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		99.98%	94.77%
Renting Colombia S.A.S.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Operating leasing	Operating leasing	Operating leasing
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Transportempo S.A.S.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Transportation	Transportation	Transportation
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Inversiones CFNS S.A.S.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Investments	Investments	Investments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		99.94%	99.94%	99.94%
Negocios Digitales Colombia S.A.S. (Before Pasarela Colombia S.A.S)
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Payment solutions	Payment solutions	Payment solutions
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Fondo de Capital Privado Fondo Inmobiliario Colombia
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Real estate investment fund	Real estate investment fund	Real estate investment fund
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	49.96%	49.96%
P.A. Inmuebles CEM
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantil trust	Mercantil trust	Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	49.96%	49.96%
P.A. Calle 92 FIC-11
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantil trust	Mercantil trust	Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		52.31%	32.47%	32.47%
P.A. FIC Edificio Corfinsura
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantil trust	Mercantil trust	Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	49.96%	49.96%
P.A. FIC-A5
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantil trust	Mercantil trust	Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	49.96%	49.96%
P.A. FIC Inmuebles
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantil trust	Mercantil trust	Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	49.96%	49.96%
P.A. FIC Clinica de Prado
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantil trust	Mercantil trust	Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		62.00%	38.49%	38.49%
P. A. FIC A6
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantil trust	Mercantil trust	Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	49.96%	49.96%
P.A. Central Point
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantil trust	Mercantil trust	Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		60.35%	37.47%	37.47%
Fideicomiso Irrevocable de Garantia, Fuente de Pago y Administracion Inmobiliaria Polaris
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantil trust	Mercantil trust	Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	49.96%	49.96%
P.A. Fideicomiso Twins Bay
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantil trust	Mercantil trust	Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	49.96%	49.96%
Fideicomiso Lote Av San Martn
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantil trust	Mercantil trust	Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	49.96%	49.96%
P.A. Fideicomiso Lote 30
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantil trust	Mercantil trust	Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	49.96%	49.96%
Fideicomiso Fondo Inmobiliario Bancolombia
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia
BUSINESS		Mercantil trust	Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	17.54%
P.A. Florencia Ferrara
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia
BUSINESS		Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		44.26%
P.A. Flor Morado Plaza
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia
BUSINESS		Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%
Valores Simesa S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Investments	Investments	Investments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		66.33%	66.82%	67.11%
Fideicomiso Lote Abelardo Castro
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION				Colombia
BUSINESS				Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK				66.77%
Fideicomiso Lote Distrito Vera B1B2
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantil trust	Mercantil trust	Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		66.00%	66.49%	66.77%
Fideicomiso Lote Distrito Vera B3B4
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantil trust	Mercantil trust	Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		66.00%	66.49%	66.77%
Fideicomiso Lote B6 Ciudad del Rio
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia
BUSINESS		Mercantil trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		66.00%
P.A. FAI CALLE 77
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia
BUSINESS		Real estate investment fund
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.00%
P.A. NOMAD SALITRE
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia
BUSINESS		Real estate investment fund
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.00%
P.A. NOMAD SALITRE | Trust rights of the Nomad Salitre
SIGNIFICANT ACCOUNTING POLICIES
Percentage of trust rights held					100.00%
P.A. MERCURIO
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia
BUSINESS		Real estate investment fund
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%
Wenia Ltd.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Bermudas
BUSINESS		Technology services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%
Wenia S.A.S.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia
BUSINESS		Technology services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%
Nequi S.A. Compania de Financiamiento
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia
BUSINESS		Financial services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%
Percentage of operations to be operated as a digital bank	100.00%
Bancolombia Panama S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Investments	Investments	Investments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Banagricola S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Holding	Holding	Holding
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		99.17%	99.17%	99.17%
Banistmo S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Trust	Trust	Trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Financomer S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION				Panama
BUSINESS				Financial services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK				100.00%
Leasing Banistmo S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Leasing	Leasing	Leasing
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Valores Banistmo S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Securities brokerage	Securities brokerage	Securities brokerage
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Banistmo Panama Fondo de Inversion S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Holding	Holding	Holding
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Suvalor Renta Fija Internacional Corto Plazo S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION			Panama	Panama
BUSINESS			Collective investment fund	Collective investment fund
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK			100.00%	100.00%
Fondo Renta Sostenible Global S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION			Panama	Panama
BUSINESS			Collective investment fund	Collective investment fund
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK			100.00%	100.00%
Banistmo Capital Markets Group Inc.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Real estate broker	Real estate broker	Real estate broker
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Anavi Investment Corporation S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Real estate	Real estate	Real estate
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Desarrollo de Oriente S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Real estate	Real estate	Real estate
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Steens Enterprises S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Portfolio holder	Portfolio holder	Portfolio holder
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Ordway Holdings S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Real estate broker	Real estate broker	Real estate broker
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Holding	Holding	Holding
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Banco Agromercantil de Guatemala S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		99.68%	99.66%	99.59%
Seguros Agromercantil de Guatemala S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Insurance agency	Insurance agency	Insurance agency
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		79.92%	79.92%	79.90%
Financiera Agromercantil S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Financial services	Financial services	Financial services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Agrovalores S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Securities brokerage	Securities brokerage	Securities brokerage
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Arrendadora Agromercantil S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Operating Leasing	Operating Leasing	Operating Leasing
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Agencia de Seguros y Fianzas Agromercantil S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Insurance agency	Insurance agency	Insurance agency
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Asistencia y Ajustes S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Services	Services	Services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Serproba S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Maintenance and remodelling services	Maintenance and remodelling services	Maintenance and remodelling
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Servicios de Formalizacion S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Loans formalization	Loans formalization	Loans formalization
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Conserjeria, Mantenimiento y Mensajeria S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Maintenance services	Maintenance services	Maintenance services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Mercom Bank Ltd.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Barbados	Barbados	Barbados
BUSINESS		Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		99.68%	99.66%	99.59%
New Alma Enterprises Ltd.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Bahamas	Bahamas	Bahamas
BUSINESS		Investments	Investments	Investments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		99.68%	99.66%	99.59%
Bancolombia Puerto Rico Internacional Inc.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Puerto Rico	Puerto Rico	Puerto Rico
BUSINESS		Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Bancolombia Cayman S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Cayman Islands	Cayman Islands	Cayman Islands
BUSINESS		Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Banco Agricola S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		El Salvador	El Salvador	El Salvador
BUSINESS		Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		El Salvador	El Salvador	El Salvador
BUSINESS		Leasing	Leasing	Leasing
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		97.37%	97.37%	97.37%
Credibac S.A. de C.V.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		El Salvador	El Salvador	El Salvador
BUSINESS		Electronic payment platform	Electronic payment platform	Electronic payment platform
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		97.36%	97.36%	97.36%
Valores Banagricola S.A. de C.V.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		El Salvador	El Salvador	El Salvador
BUSINESS		Securities brokerage	Securities brokerage	Securities brokerage
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.89%	98.89%	98.89%
Inversiones Financieras Banco Agricola S.A. IFBA
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		El Salvador	El Salvador	El Salvador
BUSINESS		Holding	Holding	Holding
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.89%	98.89%	98.89%
Gestora de Fondos de Inversion Banagricola S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		El Salvador	El Salvador	El Salvador
BUSINESS		Administers investment funds	Administers investment funds	Administers investment funds
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.89%	98.89%	98.89%
Bagricola Costa Rica S.A.
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Costa Rica	Costa Rica	Costa Rica
BUSINESS		Outsourcing	Outsourcing	Outsourcing
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		99.17%	99.17%	99.17%
Bancolombia Capital Holdings USA LLC
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		United States	United States
BUSINESS		Holding	Holding
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%
Bancolombia Capital Adviser LLC
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		United States	United States
BUSINESS		Investment advisor	Investment advisor
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%
Bancolombia Capital LLC
SIGNIFICANT ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		United States	United States
BUSINESS		Securities brokerage	Securities brokerage
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%
Banistmo and Bancolombia Panama
SIGNIFICANT ACCOUNTING POLICIES
Loan and financial lease reserves recognized		$ 1,036,919	$ 1,428,964